Fair value measurement (Details) - EUR (€)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility, fair value	€ 0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	351,000	€ 2,076,000
Recurring | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	351,000	2,076,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	0	0
Recurring | Level 1 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	0	0
Recurring | Level 2 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	0	0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	351,000	2,076,000
Recurring | Level 3 | Put/call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redeemable noncontrolling interest, fair value	€ 351,000	€ 2,076,000